Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	R$ 4,663,226	R$ 1,682,606
Financial investments	7,707,745	3,699,694
Trade receivables	4,413,449	3,894,557
Accounts receivable from related parties	276,388	319,546
Inventories	22,061	10,818
Restricted cash	9,575	37,715
Taxes Recoverable	1,295,310	800,811
Derivative financial instruments		67,440
Assets held for sale	26,864
Other assets	141,892	95,673
Total current assets	18,556,510	10,608,860
Non-Current Assets
Financial investments		769,057
Trade receivables	258,544	327,798
Accounts receivable from related parties	862,782	908,875
Escrow Deposits	120,021	139,222
Water and Basic Sanitation National Agency - ANA	2,250	1,993
Other assets	31,259	135,227
Investments	254,358	215,803
Investment properties	49,933	46,630
Contract assets and other concession assets	11,018,516	4,877,667
Financial asset of the concession	21,665,330	17,601,626
Intangible assets	50,492,473	44,771,124
Property, plant and equipment	890,791	561,548
Total non-current assets	85,646,257	70,356,570
Total Assets	104,202,767	80,965,430
Current Liabilities
Trade payables and contractors	2,400,046	766,609
Services payable	2,772,416	1,438,507
Borrowings and financing	5,092,816	3,133,850
Labor and social obligations	699,629	1,286,193
Taxes and contributions payable	615,592	591,271
Deferred PIS/Cofins taxes	89,049
Dividends and interest on capital payable	2,059,850	2,275,890
Provisions	1,370,013	1,546,185
Public-Private Partnership - PPP	469,687	452,323
Derivative financial instruments	661,421
Performance Agreements	120,776	287,109
Other liabilities	201,619	194,308
Total current liabilities	16,552,914	11,972,245
Non-Current Liabilities
Borrowings and financing	35,049,531	22,124,447
Deferred income and social contribution taxes	3,129,908	2,661,891
Deferred PIS/Cofins	1,191,916	1,117,804
Provisions	533,399	895,495
Pension plan obligations	2,140,161	1,931,145
Public-Private Partnership - PPP	2,856,008	2,853,896
Performance Agreements	6,151	137,441
Other liabilities	341,655	343,012
Total non-current liabilities	45,248,729	32,065,131
Total liabilities	61,801,643	44,037,376
Equity
Capital stock	21,210,000	15,000,000
Capital reserves	30,219
Earnings reserves	21,518,212	21,647,715
Treasury shares	(475,385)
Equity valuation adjustments	118,078	280,339
Total equity	42,401,124	36,928,054
Total Liabilities and Equity	R$ 104,202,767	R$ 80,965,430